S000048642 [Member] Investment Objectives and Goals - Sit Small Cap Dividend Growth Fund	Jun. 30, 2026
Prospectus [Line Items]
Risk/Return [Heading]	SIT OPPORTUNITY DIVIDEND GROWTH FUND (formerly Sit Small Cap Dividend Growth Fund)
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	Sit Opportunity Dividend Growth Fund (the “Fund”) primarily seeks to provide current income that exceeds the Fund’s benchmark index and that grows over a period of years.
Objective, Secondary [Text Block]	Secondarily, the Fund seeks long-term capital appreciation.